AMENDMENT NO. 1 TO THE

DECLARATION OF TRUST

OF

ETFS TRUST

This Amendment to the DECLARATION OF TRUST dated January 9, 2014, effective as of October 1, 2018, of the ETFS Trust (the “Trust”) is made by the Trustees hereunder:

WHEREAS, pursuant to the authority granted in Article VIII, Section 4 of the Declaration of Trust, the Trustees approved a change to the name of the Trust,

WHEREAS, the Trustees desire to amend the Declaration of Trust, in order to reflect the change in the name of the Trust as follows:

Current Name	New Trust Name
ETFS Trust	Aberdeen Standard Investments ETFs

NOW, THEREFORE BE IT RESOLVED, that Section 1 of the Declaration of Trust shall be restated in its entirety as follows:

Section 1. Name. This trust shall be known as “Aberdeen Standard Investments ETFs” and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

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IN WITNESS WHEREOF, the undersigned Trustees have executed this Amendment to the Declaration of Trust as of the ___ day of September 2018. This Amendment to the Declaration of Trust may be executed in any number of counterparts, each of which shall be deemed an original, but all such counterparts together shall constitute one and the same instrument.

Trustees

/s/ Stephen O’Grady
Name: Stephen O’Grady

/s/ John Sievwright
Name: John Sievwright

/s/ William M. Thomas
Name: William M. Thomas

/s/ Bev Hendry
Name: Bev Hendry